Income Taxes (Details Narrative) (10-K)	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forwards for federal and state tax	$ 6,840,000
Operating loss carry forwards expiration years	Expire in 2034.
Net operating loss carry forwards percentage	80.00%
Income tax reconciliation description	The 20-year carryforward period has been replaced with an indefinite carryforward period for these NOLs generated in 2018 and future years.
Deferred tax assets, valuation allowance increased amount	$ 320,000